Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2023	2022
South Hedland prepaid transmission access and distribution costs	60	61
Long-term prepaids and other assets	41	40
Project development costs	35	10
Loans receivable	26	37
Transmission infrastructure	18	16
Total Other assets	180	164

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	1	4
Total long-term other assets	179	160
Total Other assets	180	164